Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net, consisted of the following:

	December 31, 2024	December 31, 2025
	RMB	RMB
Accounts receivable, gross	987,913	1,149,968
Less: allowance for current expected credit losses	(5,434)	(4,216)
Accounts receivable, net	982,479	1,145,752

Schedule of Allowance for Current Expected Credit Losses

The following table summarizes the movement of the Group’s allowance for current expected credit losses:

	December 31, 2024	December 31, 2025
	RMB	RMB
Balance at the beginning of the year	(2,230)	(5,434)
Additions/(reversal)	(3,204)	1,218
Write-offs	-	-
Balance at the end of the year	(5,434)	(4,216)